Premises and Equipment	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Premises and Equipment

NOTE 4 – PREMISES AND EQUIPMENT

Premises and equipment consisted of the following on December 31:

(Dollars in thousands)	2020	2019
Land and improvements	$2,550	$2,384
Buildings and improvements	12,664	12,869
Furniture and equipment	6,499	6,448
Leasehold improvements	329	296
	22,042	21,997
Accumulated depreciation	9,409	9,957
Premises and equipment, net	$12,633	$12,040

Depreciation expense amounted to $704 thousand, $562 thousand, and $598 thousand for the years ended December 31, 2020, 2019, and 2018, respectively.